Commitments And Contingencies (Noncancellable Commitments Under Energy-related Contracts, Leases and Other Agreements) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Coal Purchase and Transportation Agreements [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	$ 307
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Total	307
Pipeline transportation and storage reservation fees [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	13
2017	1
2018	1
2019	1
2020	1
Thereafter	7
Total	24
Nuclear fuel contracts [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	62
2017	46
2018	72
2019	35
2020	37
Thereafter	96
Total	348
Other contracts [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	130
2017	42
2018	14
2019	12
2020	14
Thereafter	36
Total	$ 248